UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Pennsylvania Fund August 31, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Pennsylvania Fund at delawareinvestments.com.

Manage your investments online

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  Obtain share prices
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  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Pennsylvania Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of operations	16
Statements of changes in net assets	17
Financial highlights	18
Notes to financial statements	24
Other Fund information	34
About the organization	38

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from March 1, 2012 to August 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2012 to August 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/12	8/31/12	Expense Ratio	3/1/12 to 8/31/12*
Actual Fund return
Class A	$1,000.00	$1,033.20	0.88%	$4.50
Class B	1,000.00	1,029.30	1.64%	8.37
Class C	1,000.00	1,029.30	1.64%	8.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.71	0.88%	$4.47
Class B	1,000.00	1,016.89	1.64%	8.31
Class C	1,000.00	1,016.89	1.64%	8.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Security type/sector allocation
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.72%
Corporate Revenue Bonds	6.72%
Education Revenue Bonds	18.17%
Electric Revenue Bonds	2.01%
Escrowed to Maturity Bonds	5.86%
Healthcare Revenue Bonds	22.23%
Housing Revenue Bonds	3.43%
Lease Revenue Bonds	8.06%
Local General Obligation Bonds	5.33%
Pre-Refunded Bonds	1.98%
Resource Recovery Revenue Bond	0.57%
Special Tax Revenue Bonds	5.82%
State & Territory General Obligation Bonds	7.37%
Transportation Revenue Bonds	10.27%
Water & Sewer Revenue Bonds	0.90%
Short-Term Investments	0.99%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

Statement of net assets
Delaware Tax-Free Pennsylvania Fund	August 31, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.72%
Corporate Revenue Bonds – 6.72%
Allegheny County Industrial Development Authority
Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	$2,475,000	$2,686,439
Butler County Industrial Development Authority
Refunding (AK Steel Holding)
Series A 6.25% 6/1/20 (AMT)	1,750,000	1,805,020
Dauphin County Industrial Development Authority Water
Revenue (Dauphin Consolidated Water
Supply Project) Series B 6.70% 6/1/17	1,750,000	2,077,950
Indiana County Industrial Development Authority
Pollution Control Revenue (PSE&G Power Project)
5.85% 6/1/27 (AMT)	3,000,000	3,033,330
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply) 7.00% 7/15/39	6,500,000	7,783,360
Pennsylvania Economic Development Financing
Authority Sewer Sludge Disposal Revenue
(Philadelphia Biosolids Facility) 6.25% 1/1/32	2,500,000	2,865,400
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	14,008,940
Pennsylvania Economic Development Financing
Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,338,148
		37,598,587
Education Revenue Bonds – 18.17%
Allegheny County Higher Education Building
Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	838,193
7.00% 11/1/40	1,000,000	1,125,950
(Carnegie Mellon University Project)
Series A 5.00% 3/1/24	500,000	616,925
(Chatham University Project) Series A
5.00% 9/1/30	1,500,000	1,647,945
5.00% 9/1/35	1,000,000	1,070,260

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Allegheny County Higher Education Building
Authority Revenue (continued)
(Robert Morris University Project) Series A
5.50% 10/15/30	$1,275,000	$1,380,251
5.75% 10/15/40	2,200,000	2,393,820
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,967,101
Delaware County Authority (Eastern University)
5.25% 10/1/32	3,000,000	3,153,330
Delaware County Industrial Development Authority
Revenue (Chester Community Charter School Project)
Series A 6.125% 8/15/40	1,595,000	1,415,818
Erie Higher Education Building Authority College
Revenue (Mercyhurst College Project)
Series B 5.00% 3/15/23	750,000	769,913
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30	2,650,000	2,941,050
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.00% 2/1/29	740,000	824,641
5.25% 2/1/34	1,000,000	1,117,730
5.25% 2/1/39	2,750,000	3,030,170
Montgomery County Higher Education & Health
Authority Revenue (Arcadia University)
5.625% 4/1/40	2,375,000	2,604,876
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University)
5.00% 11/15/39	4,000,000	4,404,599
Northeastern Pennsylvania Hospital & Education
Authority (Wilkes University Project)
Series A 5.25% 3/1/42	1,000,000	1,066,620
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University Project) Series A 5.20% 5/1/29	1,500,000	1,505,025
(Edinboro University Foundation)
5.875% 7/1/38	3,500,000	3,832,500
6.00% 7/1/42	1,400,000	1,538,194
6.00% 7/1/43	2,500,000	2,818,925

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue (continued)
(Gwynedd Mercy College Project)
Series KK1 5.375% 5/1/42	$1,300,000	$1,359,228
(Indiana University - Student Housing Project) Series A
5.00% 7/1/27	1,740,000	1,904,674
5.00% 7/1/41	1,500,000	1,569,300
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,692,739
(Shippensburg University) 6.25% 10/1/43	2,000,000	2,242,660
(Slippery Rock University Foundation)
Series A 5.00% 7/1/39 (SGI)	4,000,000	4,107,600
(St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,583,671
(Thomas Jefferson University Project)
5.00% 3/1/24	1,115,000	1,321,041
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	1,042,100
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,620,417
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,190,230
Series A 5.00% 9/1/29	1,000,000	1,191,640
Series A 5.00% 9/1/41	5,000,000	5,735,299
(University of Pennsylvania) Series B
5.00% 9/1/26	1,000,000	1,163,470
5.00% 9/1/27	1,450,000	1,708,767
5.00% 9/1/30	1,550,000	1,820,041
5.00% 9/1/31	250,000	289,473
5.00% 9/1/32	1,000,000	1,153,730
(University of Sciences) 5.00% 11/1/42	2,000,000	2,185,720
(Ursinus College Project) 5.125% 1/1/33 (RADIAN)	900,000	911,979
(Widener University)
5.00% 7/15/39	3,000,000	3,085,830
5.375% 7/15/29	650,000	670,020
Pennsylvania Higher Educational Facilities Authority
Student Housing Revenue University Properties
(East Stroudsburg University of Pennsylvania)
5.00% 7/1/42	1,750,000	1,822,485

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	$4,000,000	$4,054,840
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,607,205
Series A 5.625% 6/15/42	3,000,000	3,178,020
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,816,692
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,090,020
Philadelphia Redevelopment Authority Revenue
(Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,525,000	1,458,083
5.625% 7/1/28 (ACA)	1,000,000	998,360
		101,639,170
Electric Revenue Bonds – 2.01%
Philadelphia Gas Works Revenue
(8th-1998 General Ordinance) Series A
5.00% 8/1/15	2,640,000	2,888,978
5.00% 8/1/16	3,000,000	3,349,020
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	4,800,000	5,025,648
		11,263,646
Escrowed to Maturity Bonds – 5.86%
Delaware County Authority Health Facilities Revenue
(Mercy Health Project) 6.00% 12/15/26	3,500,000	4,127,305
Pennsylvania Higher Educational Facilities Authority
Revenue (University of the Arts Project)
5.20% 3/15/25 (RADIAN)	4,490,000	5,535,497
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Presbyterian Medical Center Project)
6.65% 12/1/19	13,000,000	15,842,189
Pittsburgh Water & Sewer Authority Revenue
7.25% 9/1/14 (FGIC)	2,325,000	2,479,194
Puerto Rico Highway & Transportation Authority Revenue
Pre-Refunded Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,814,191
		32,798,376

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 22.23%
Allegheny County Hospital Development Authority
Revenue (University of Pittsburgh Medical Center)
5.50% 8/15/34	$3,980,000	$4,508,265
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.50% 11/1/31	10,000,000	11,555,599
Butler County Hospital Authority Revenue
(Butler Health System Project) 7.25% 7/1/39	8,000,000	9,612,080
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,135,590
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,565,400
6.375% 1/1/39	5,000,000	5,549,050
Dauphin County General Authority Health System
Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/36	5,000,000	5,657,100
Franklin County Industrial Development Authority
Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	4,980,000	5,392,792
Geisinger Authority Health System
Series A-1 5.125% 6/1/41	4,000,000	4,490,880
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,220,110
Monroe County Hospital Authority
(Pocono Medical Center) Series A
5.00% 1/1/32	1,150,000	1,247,647
5.00% 1/1/41	1,500,000	1,597,155
Monroeville Finance Authority 5.00% 2/15/42	6,000,000	6,589,500
Montgomery County Higher Education & Health
Authority Revenue
(Abington Memorial Hospital)
Series A 5.125% 6/1/33	5,000,000	5,492,300
(Abington Memorial Hospital Obligation Group)
5.00% 6/1/31	2,000,000	2,260,900

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Communities)
Series B 5.00% 11/15/22	$3,000,000	$3,193,620
(ACTS Retirement-Life Communities)
5.00% 11/15/27	1,250,000	1,360,775
5.00% 11/15/28	1,100,000	1,193,687
5.00% 11/15/29	550,000	592,702
Series A-1 6.25% 11/15/29	700,000	812,189
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	1,041,160
5.00% 12/1/30	1,500,000	1,541,670
Montgomery County Industrial Development
Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38 (FHA)	1,000,000	1,148,380
(Whitemarsh Continuing Care)
6.125% 2/1/28	3,000,000	3,059,370
6.25% 2/1/35	1,000,000	1,016,920
Pennsylvania Economic Development Financing
Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	5,858,550
Pennsylvania Economic Development Financing Authority
Revenue (Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,252,655
Pennsylvania Higher Educational Facilities
Authority Revenue
(University of Pennsylvania Health Care System)
5.00% 8/15/24	4,850,000	5,650,250
5.25% 8/15/26	3,910,000	4,572,589
5.75% 8/15/23	2,500,000	3,086,800
Series A 5.00% 8/15/42	1,000,000	1,110,500
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Temple University Health System)
Series A 5.50% 7/1/30	5,000,000	5,214,700
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health Systems Project)
5.50% 7/1/29	3,500,000	3,843,700

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	$4,915,000	$5,682,920
Westmoreland County Industrial Development Authority
Revenue (Health System-Excela Health Project)
Series A 5.125% 7/1/30	1,200,000	1,282,872
		124,390,377
Housing Revenue Bonds – 3.43%
Allegheny County Residential Finance Authority Single
Family Mortgage Revenue Series KK 2
5.40% 5/1/26 (GNMA) (AMT)	970,000	971,436
Bucks County Industrial Development Authority
Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,267,151
5.50% 3/1/41 (AMT)	5,340,000	5,345,233
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue
Series 94A 5.15% 10/1/37 (AMT)	3,505,000	3,607,907
Series 106B 4.80% 4/1/28	5,200,000	5,670,235
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35	2,295,000	2,312,649
		19,174,611
Lease Revenue Bonds – 8.06%
Allegheny County Industrial Development Authority
Lease Revenue (Residential Resource Project)
5.10% 9/1/26	1,335,000	1,337,390
5.125% 9/1/31	1,235,000	1,219,501
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	11,229,700
Pennsylvania Industrial Development Authority
(Economic Development) 5.50% 7/1/23	4,385,000	5,118,084
Philadelphia Authority for Industrial Development
Revenue (Sub-Air Cargo Project)
Series A 7.50% 1/1/25 (AMT)	2,500,000	2,500,650
Philadelphia Municipal Authority Lease Revenue
6.50% 4/1/39	4,000,000	4,617,360

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
•Series M-2 5.50% 7/1/35 (AMBAC)	$2,100,000	$2,306,703
Series N 5.00% 7/1/37	2,300,000	2,305,221
Un-Refunded Balance Series I 5.25% 7/1/33	14,000,000	14,472,360
		45,106,969
Local General Obligation Bonds – 5.33%
Allegheny County Series C-65 5.00% 5/1/18	3,765,000	4,366,948
Bethel Park School District 5.10% 8/1/33	3,000,000	3,593,610
Central Bucks School District Series B 5.00% 5/15/20	2,295,000	2,858,514
Central County Series B 4.00% 7/1/26	915,000	1,003,197
Chester County
5.00% 11/15/32	5,725,000	6,876,985
5.00% 11/15/33	2,625,000	3,136,534
Series C 5.00% 7/15/29	3,000,000	3,596,220
City of Pittsburgh Series B 5.00% 9/1/26	3,000,000	3,494,760
Mount Lebanon School District Series A 5.00% 2/15/34	800,000	898,000
		29,824,768
§Pre-Refunded Bonds – 1.98%
Allegheny County Higher Education Building
Authority Revenue (Chatham College Project)
Series B 5.75% 11/15/35-12	4,000,000	4,045,120
Lehigh County General Purpose Authority Revenue
(Desales University Project)
5.125% 12/15/23-12 (RADIAN)	5,000,000	5,071,451
Pennsylvania Higher Educational Facilities Authority
Revenue (Ursinus College)
5.125% 1/1/33-13 (RADIAN)	1,100,000	1,143,802
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18	615,000	774,014
Puerto Rico Highway & Transportation Authority Revenue
Pre-Refunded 2011 Series G 5.00% 7/1/33-13	10,000	10,397
		11,044,784
Resource Recovery Revenue Bond – 0.57%
Pennsylvania Economic Development Financing
Authority Refunding (Colver Project)
Series F 4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,179,642
		3,179,642

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 5.82%
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.625% 12/1/29	$90,000	$101,197
5.75% 12/1/34	3,050,000	3,428,749
Pennsylvania Intergovernmental Cooperation Authority
5.00% 6/15/21	2,000,000	2,443,620
Pittsburgh & Allegheny County Sports & Exhibition
Authority 5.00% 2/1/35 (AGM)	4,750,000	5,144,868
Puerto Rico Sales Tax Financing Revenue First Subordinate
Ω(Convertible Capital Appreciation Bonds)
Series A 5.50% 8/1/42	5,080,000	5,491,885
Series A 6.50% 8/1/44	3,750,000	4,477,613
Series A 6.75% 8/1/32	3,275,000	3,391,590
Series A-1 5.00% 8/1/43	3,555,000	3,736,234
Series C 5.25% 8/1/40	3,000,000	3,341,910
•Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger)
Series A 5.45% 7/1/35	1,000,000	1,025,510
		32,583,176
State & Territory General Obligation Bonds – 7.37%
Pennsylvania
First Series
5.00% 3/15/28	5,000,000	5,994,750
5.00% 11/15/29	6,000,000	7,267,620
Second Series
5.00% 4/15/18	4,335,000	5,276,692
5.00% 1/1/22	10,000,000	11,274,600
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/41	4,000,000	3,984,600
5.50% 7/1/19 (NATL-RE) (IBC)	1,865,000	2,089,975
5.75% 7/1/41	5,000,000	5,347,650
		41,235,887
Transportation Revenue Bonds – 10.27%
Allegheny County Airport Revenue (Pittsburgh
International Airport Project) Series A
5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,232,697
Delaware River Port Authority (Port District Project)
Series B 5.70% 1/1/21 (AGM)	8,560,000	8,585,422

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Lehigh Northampton Airport Authority Revenue Series A
6.00% 5/15/25 (NATL-RE) (AMT)	$1,525,000	$1,527,242
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,702,214
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Amtrak Project) Series A 5.00% 11/1/41 (AMT)	5,000,000	5,433,650
Pennsylvania Economic Development Financing Authority
Revenue (30th Street Station Garage Project)
5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,585,185
Pennsylvania Turnpike Commission Revenue
(Motor License Fund) Sub-Series B 5.00%12/1/41	6,500,000	7,327,385
Series A 5.00% 12/1/22	2,550,000	3,154,937
Series A 5.00% 12/1/23	2,450,000	3,069,458
Series E 5.00% 12/1/29	5,000,000	5,839,700
Series E 5.00% 12/1/30	2,000,000	2,327,060
Philadelphia Airport Revenue Series A
5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,466,127
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	165,000	187,674
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Un-Refunded Balance
Series G 5.00% 7/1/33	1,020,000	1,023,193
		57,461,944
Water & Sewer Revenue Bonds – 0.90%
Cambridge Area Joint Authority Guaranteed
Sewer Revenue
5.625% 12/1/28	1,150,000	1,275,902
6.00% 12/1/37	1,000,000	1,119,460
Philadelphia Water & Waste Revenue
5.25% 12/15/14 (AMBAC)	2,450,000	2,637,033
		5,032,395
Total Municipal Bonds (cost $500,661,881)		552,334,332

Statement of net assets
Delaware Tax-Free Pennsylvania Fund

	Principal amount	Value
Short-Term Investments – 0.99%
¤Variable Rate Demand Notes – 0.99%
Lancaster County Hospital Authority
(Masonic Homes Project)
Series D 0.21% 7/1/34 (LOC – JPMorgan Chase Bank)	$550,000	$550,000
Montgomery County
Series A 0.18% 8/15/24 (SPA – PNC Bank, N.A.)	4,000,000	4,000,000
Southeastern Transportation Authority
0.18% 3/1/22 (LOC – PNC Bank, N.A.)	1,000,000	1,000,000
Total Short-Term Investments (cost $5,550,000)		5,550,000

Total Value of Securities – 99.71%
(cost $506,211,881)		557,884,332
Receivables and Other Assets
Net of Liabilities – 0.29%		1,601,168
Net Assets Applicable to 66,682,714
Shares Outstanding – 100.00%		$559,485,500

Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class A ($523,948,808 / 62,448,777 Shares)		$8.39
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class B ($1,261,701 / 150,433 Shares)		$8.39
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class C ($34,274,991 / 4,083,504 Shares)		$8.39

Components of Net Assets at August 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$508,399,325
Distributions in excess of net investment income		(65,570)
Accumulated net realized loss on investments		(520,706)
Net unrealized appreciation of investments		51,672,451
Total net assets		$559,485,500

•	Variable rate security. The rate shown is the rate as of August 31, 2012. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of August 31, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association collateral
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
SPA — Stand-by Purchase Agreement

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)	$8.39
Sales charge (4.50% of offering price) (B)	0.40
Offering price	$8.79

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Tax-Free Pennsylvania Fund	Six Months Ended August 31, 2012 (Unaudited)

Investment Income:
Interest		$13,043,720

Expenses:
Management fees	1,491,592
Distribution expenses – Class A	734,205
Distribution expenses – Class B	6,523
Distribution expenses – Class C	152,957
Dividend disbursing and transfer agent fees and expenses	144,308
Accounting and administration expenses	106,347
Legal fees	25,902
Reports and statements to shareholders	17,030
Audit and tax	14,344
Trustees’ fees	11,955
Registration fees	9,622
Pricing fees	7,386
Custodian fees	5,431
Insurance fees	5,113
Consulting fees	2,723
Dues and services	1,996
Trustees’ expenses	514	2,737,948
Less fees waived		(95,350)
Less waived distribution expenses – Class A		(119,190)
Less expense paid indirectly		(145)
Total operating expenses		2,523,263
Net Investment Income		10,520,457

Net Realized and Unrealized Gain:
Net realized gain on investments		775,939
Net change in unrealized appreciation (depreciation) of investments		7,865,330
Net Realized and Unrealized Gain		8,641,269

Net Increase in Net Assets Resulting from Operations		$19,161,726

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six Months	Year
	Ended	Ended
	8/31/12	2/29/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$10,520,457	$21,132,820
Net realized gain	775,939	2,395,291
Net change in unrealized appreciation (depreciation)	7,865,330	43,159,238
Net increase in net assets resulting from operations	19,161,726	66,687,349

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,020,899)	(20,259,534)
Class B	(20,488)	(61,774)
Class C	(479,069)	(811,512)
	(10,520,456)	(21,132,820)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,757,833	25,344,134
Class B	359	—
Class C	7,575,412	5,710,071

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,291,418	13,150,649
Class B	19,776	50,424
Class C	386,310	644,387
	36,031,108	44,899,665
Cost of shares redeemed:
Class A	(20,716,655)	(43,595,978)
Class B	(264,048)	(1,266,257)
Class C	(1,511,136)	(2,775,838)
	(22,491,839)	(47,638,073)
Increase (decrease) in net assets derived from
capital share transactions	13,539,269	(2,738,408)
Net Increase in Net Assets	22,180,539	42,816,121

Net Assets:
Beginning of period	537,304,961	494,488,840
End of period (including distributions in excess of net
investment income of $65,570 and $65,571, respectively)	$559,485,500	$537,304,961

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
8/31/12[1]	2/29/12	2/28/11	2/28/10	2/28/09	2/29/08
(Unaudited)
$8.260	$7.550	$7.920	$7.410	$7.610	$8.140

0.163	0.329	0.349	0.346	0.329	0.327
0.130	0.710	(0.304)	0.609	(0.200)	(0.517)
0.293	1.039	0.045	0.955	0.129	(0.190)

(0.163)	(0.329)	(0.349)	(0.346)	(0.329)	(0.340)
—	—	(0.066)	(0.099)	—	—
(0.163)	(0.329)	(0.415)	(0.445)	(0.329)	(0.340)

$8.390	$8.260	$7.550	$7.920	$7.410	$7.610

3.32%	14.06%	0.48%	13.15%	1.70%	(2.44% )

$523,949	$508,505	$470,369	$503,534	$468,737	$498,583

0.88%	0.88%	0.90%	0.93%	0.90%	0.90%
0.00%	0.00%	0.00%	0.00%	0.00%	0.11%
0.88%	0.88%	0.90%	0.93%	0.90%	1.01%

0.96%	0.98%	0.98%	0.98%	0.96%	0.96%
0.00%	0.00%	0.00%	0.00%	0.00%	0.11%
0.96%	0.98%	0.98%	0.98%	0.96%	1.07%
3.91%	4.19%	4.42%	4.46%	4.34%	4.21%

3.83%	4.09%	4.34%	4.41%	4.28%	4.15%
6%	21%	31%	43%	24%	7%

3 Total expenses and total expenses prior to fees waived include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
8/31/12[1]	2/29/12	2/28/11	2/28/10	2/28/09	2/29/08
(Unaudited)
$8.260	$7.550	$7.910	$7.410	$7.610	$8.130

0.131	0.269	0.289	0.287	0.271	0.276
0.130	0.710	(0.294)	0.598	(0.200)	(0.517)
0.261	0.979	(0.005)	0.885	0.071	(0.241)

(0.131)	(0.269)	(0.289)	(0.286)	(0.271)	(0.279)
—	—	(0.066)	(0.099)	—	—
(0.131)	(0.269)	(0.355)	(0.385)	(0.271)	(0.279)

$8.390	$8.260	$7.550	$7.910	$7.410	$7.610

2.93%	13.20%	(0.16% )	12.15%	0.92%	(3.07% )

$1,262	$1,489	$2,549	$4,259	$5,543	$7,540

1.64%	1.64%	1.66%	1.69%	1.67%	1.67%
0.00%	0.00%	0.00%	0.00%	0.00%	0.11%
1.64%	1.64%	1.66%	1.69%	1.67%	1.78%

1.68%	1.69%	1.69%	1.70%	1.69%	1.69%
0.00%	0.00%	0.00%	0.00%	0.00%	0.11%
1.68%	1.69%	1.69%	1.70%	1.69%	1.80%
3.15%	3.43%	3.66%	3.70%	3.57%	3.44%

3.11%	3.38%	3.63%	3.69%	3.55%	3.42%
6%	21%	31%	43%	24%	7%

1 Total expenses and total expenses prior to fees waived include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
8/31/12[1]	2/29/12	2/28/11	2/28/10	2/28/09	2/29/08
(Unaudited)
$8.260	$7.560	$7.920	$7.420	$7.610	$8.140

0.131	0.269	0.289	0.287	0.271	0.276
0.130	0.700	(0.294)	0.598	(0.190)	(0.527)
0.261	0.969	(0.005)	0.885	0.081	(0.251)

(0.131)	(0.269)	(0.289)	(0.286)	(0.271)	(0.279)
—	—	(0.066)	(0.099)	—	—
(0.131)	(0.269)	(0.355)	(0.385)	(0.271)	(0.279)

$8.390	$8.260	$7.560	$7.920	$7.420	$7.610

2.93%	13.05%	(0.15% )	12.14%	1.06%	(3.19% )

$34,275	$27,311	$21,571	$15,867	$11,632	$9,761

1.64%	1.64%	1.66%	1.69%	1.67%	1.67%
0.00%	0.00%	0.00%	0.00%	0.00%	0.11%
1.64%	1.64%	1.66%	1.69%	1.67%	1.78%

1.68%	1.69%	1.69%	1.70%	1.69%	1.69%
0.00%	0.00%	0.00%	0.00%	0.00%	0.11%
1.68%	1.69%	1.69%	1.70%	1.69%	1.80%
3.15%	3.43%	3.66%	3.70%	3.57%	3.44%

3.11%	3.38%	3.63%	3.69%	3.55%	3.42%
6%	21%	31%	43%	24%	7%

3 Total expenses and total expenses prior to fees waived include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund	August 31, 2012 (Unaudited)

Delaware Group® State Tax-Free Income Trust (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (February 28, 2009 – February 29, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

The Fund sold out of its inverse floater position on March 14, 2008.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended August 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended August 31, 2012, the Fund earned $206 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan and certain other expenses) do not exceed 0.64% of the Fund’s average daily net assets through June 28, 2013. For purposes of these waivers and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended August 31, 2012, the Fund was charged $13,335 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.30% (currently limited to 0.25% through June 28, 2013) of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based upon the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

At August 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$241,299
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	12,961
Distribution fees payable to DDLP	135,225
Other expenses payable to DMC and affiliates*	9,349

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended August 31, 2012, the Fund was charged $7,255 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended August 31, 2012, DDLP earned $41,386 for commissions on sales of the Fund’s Class A shares. For the six months ended August 31, 2012, DDLP received gross CDSC commissions of $0, $0 and $1,539 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended August 31, 2012, the Fund made purchases of $47,884,399 and sales of $ 33,965,457 of investment securities other than short-term investments.

At August 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2012, the cost of investments was $506,211,881. At August 31, 2012, the net unrealized appreciation was $51,672,451 of which $51,982,205 related to unrealized appreciation of investments and $309,754 related to unrealized depreciation of investments.

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2012:

Level 2
Municipal Bonds	$552,334,332
Short-Term Investments	5,550,000
Total	$557,884,332

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the six months ended August 31, 2012 there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2012 and the year ended February 29, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	8/31/12*	2/29/12
Ordinary income	$54,758	$29,669
Tax-exempt income	10,465,698	21,103,151
Total	$10,520,456	$21,132,820

* Tax information for the period ended August 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August, 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$508,399,325
Distribution payable	(514,555)
Undistributed tax-exempt income	448,985
Realized gain 3/1/12 – 8/31/12	775,939
Capital loss carryforwards as of 2/29/12	(1,296,645)
Unrealized appreciation of investments	51,672,451
Net assets	$559,485,500

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

5. Components of Net Assets on a Tax Basis (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss Carryforward Character
Short Term	Long Term
$1,296,645	$—

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	8/31/12	2/29/12
Shares sold:
Class A	2,502,037	3,219,090
Class B	44	—
Class C	913,657	724,829

Shares issued upon reinvestment of dividends and distributions:
Class A	880,999	1,667,648
Class B	2,392	6,419
Class C	46,644	81,642
	4,345,773	5,699,628

Shares redeemed:
Class A	(2,505,338)	(5,580,614)
Class B	(32,326)	(163,646)
Class C	(182,467)	(355,099)
	(2,720,131)	(6,099,359)
Net increase (decrease)	1,625,642	(399,731)

For the six months ended August 31, 2012 and the year ended February 29, 2012, 14,494 Class B shares were converted to 13,497 Class A shares valued at $110,042 and 72,586 Class B shares were converted to 72,613 Class A shares valued at $563,077, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement.

The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of August 31, 2012, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — The Fund may participate in inverse floater programs where the Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At August 31, 2012, the Fund held no inverse floaters.

9. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk

Notes to financial statements
Delaware Tax-Free Pennsylvania Fund

9. Credit and Market Risk (continued)

that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At August 31, 2012, 11.91% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the statement of net assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement

At a meeting held on August 21-23, 2012 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Pennsylvania Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2012 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry awards, including being named best fund family for 2011 by Barron’s and best mixed asset small company by Lipper for the second year in a row. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2012. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees.

Other Fund information
(Unaudited)
Delaware Tax-Free Pennsylvania Fund

Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement (continued)

The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through June 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® State Tax-Free Income Trust (the Trust) effective April 28, 2010. At a meeting held on February 18, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending February 29, 2012. During the fiscal years ended February 28, 2011 and February 28, 2010, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® STATE TAX-FREE INCOME TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 2, 2012